Effect of Interest Rate Contracts on Statement of Operations (Table Text Block)	12 Months Ended
Mar. 31, 2013
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Effect of Interest Rate Contracts on the Statement of Operations
	The Effect of Interest Rate
	Contracts on the Statements of Operations
	March 31, 2013		March 31, 2012
	(In thousands)
Loss recognized in income on interest rate contracts	$20,819		$22,641
(Gain) loss recognized in AOCI on interest rate contracts (effective portion)	$(9,405	)$	9,179
Loss reclassified from AOCI into income (effective portion)	$19,178		$23,559
(Gain) loss recognized in income on interest rate contracts (ineffective portion and amount excluded from effectiveness testing)	$1,641		$(918)

Gains or losses recognized in income on derivatives are recorded as interest expense in the statement of operations. At March 31, 2013, we expect to reclassify $16.3 million of net losses on interest rate contracts from accumulated other comprehensive income to earnings that will offset interest payments over the next twelve months. Please see Note 3, Accounting Policies in the Notes to Consolidated Financial Statements.